Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 29	$ 24
Provision for credit losses
Model Changes	(4)
Purchases	9	9
Sales and maturities	(1)	(2)
Changes in risk, parameters and exposures	(8)	(1)
Exchange rate and other	(2)	(1)
Balance at end of period	23	29
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	10	5
Provision for credit losses
Model Changes	(4)
Purchases	9	9
Sales and maturities	(1)	(2)
Changes in risk, parameters and exposures	(9)	(2)
Balance at end of period	5	10
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	19	19
Provision for credit losses
Changes in risk, parameters and exposures	1	1
Exchange rate and other	(2)	(1)
Balance at end of period	$ 18	$ 19